Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment by major asset class consists of the following:

(Dollars in millions)	June 30, 2022	December 31, 2021
Land, buildings and improvements	$321	$312
Plant and machinery	194	191
Equipment and other	303	298
Total property, plant and equipment, at cost	818	801
Less accumulated depreciation	(455)	(437)
Total property, plant and equipment, net	$363	$364

Property, plant and equipment by major asset class consists of the following:

	December 31,
(Dollars in millions)	2021	2020
Land, buildings and improvements	$312	$294
Plant and machinery	191	186
Equipment and other	298	276
Total property, plant and equipment, at cost	801	756
Less accumulated depreciation	(437)	(401)
Total property, plant and equipment, net	$364	$355